Derivatives and hedge accounting - Cash flow hedge reserve (Details) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of Cash Flow Hedge Reserve [Abstract]
Balance at the beginning of the year	[1]	kr 24,572	kr 22,846	kr 21,575
Other comprehensive income, net of tax	[1]	9	291	27
Total comprehensive income	[1],[2]	1,192	1,974	1,271
Balance at the end of the year	[1]	24,089	24,572	22,846
Hedge reserve
Reconciliation of Cash Flow Hedge Reserve [Abstract]
Balance at the beginning of the year		(3)	(47)	(97)
Valuation gains and losses		6	126
Tax on valuation gains and losses		(1)	(26)
Transferred to the income statement		(2)	(71)
Tax on transfers to the income statement		0	15
Other comprehensive income, net of tax		3	44	50
Total comprehensive income		3	44	50
Balance at the end of the year		0	(3)	kr (47)
of which relates to continuing hedges for which hedge accounting is applied		0	(3)
of which relates to hedging relationships for which hedge accounting is no longer applied		kr 0	kr 0

[1]	1 The entire equity is attributable to the shareholder of the Parent Company.
[2]	1 The entire profit is attributable to the shareholder of the Parent Company.